Offerings	Nov. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 1,840,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 160.08
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes the offering price of the additional shares of common stock, equal to 15% of the shares of common stock sold in this offering, which may be issued upon exercise of a 30-day option granted to the representative of the underwriters to cover over-allotments, if any. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock split, share capitalization or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriters' warrant
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of Underwriters' warrant
Maximum Aggregate Offering Price	$ 148,120.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 12.89
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. Represents shares of common stock underlying warrant issuable to the underwriters to purchase a number of shares of common stock equal to 7% of the total number of shares sold in this offering, including the underwriter's over-allotment option as applicable, at an exercise price equal to 115% of the public offering price of the shares sold in this offering. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock split, share capitalization or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 19,550,000.00
Amount of Registration Fee	$ 1,700.85
Offering Note	The proposed maximum aggregate offering price has been increased from $21,123,775 to $23,111,895. Accordingly, the Registrant is registering an additional $1,988,120 of securities pursuant to Rule 457(o) under the Securities Act, and is paying an additional registration fee of $172.97 in connection therewith. The registration fee previously paid in connection with the initial filing of this Registration Statement was $1,837.77.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Underwriters' warrants
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock issuable upon exercise of Underwriter's warrants
Maximum Aggregate Offering Price	$ 1,573,775.00
Amount of Registration Fee	$ 136.92